Share-Based Compensation - Summary of Movements of Share Awards Under the East Buy Schemes (Detail) - $ / shares	2 Months Ended	12 Months Ended
	May 31, 2025	May 31, 2025
East Buy 2023 Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share option outstanding, Beginning balance		17,646,330
Number of Share, Vested		(7,998,860)
Number of Share, Forfeited		(4,084,350)
Number of share option outstanding, Ending balance	5,563,120	5,563,120
Weighted average exercise prices, Options outstanding, Beginning balance		$ 3.69
Weighted average exercise prices, Vested		3.69
Weighted average exercise prices, Options, Forfeited		3.69
Weighted average exercise prices, Options outstanding, Ending balance	$ 3.69	$ 3.69
2025 Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share option outstanding, Beginning balance	1,780,000
Number of Share, Vested	0
Number of Share, Forfeited	0
Number of share option outstanding, Ending balance	1,780,000	1,780,000
Weighted average exercise prices, Options outstanding, Beginning balance	$ 1.46
Weighted average exercise prices, Vested	0
Weighted average exercise prices, Options, Forfeited	0
Weighted average exercise prices, Options outstanding, Ending balance	$ 1.46	$ 1.46